Financial Asset at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Financial Asset at Fair Value Through Profit or Loss

	2020	2019
	RMB million	RMB million
Listed equity investment, at fair value:
Shanghai Pudong Development Bank Co., Ltd.	95	121